COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		1 Months Ended							12 Months Ended
	Oct. 28, 2014	Apr. 30, 2015	Feb. 28, 2014	Feb. 28, 2013	Jan. 31, 2013	Nov. 30, 2012	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Aug. 12, 2015
Loss Contingencies [Line Items]
Litigation accrual	$ 56,956							$ 1,646,000
Other income											$ 941,000
Award for legal and attorney fees		$ 65,000							$ (412,867)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual base salary per executive						$ 200,000
Amount of Financing Agreement												$ 25,000,000
Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Monthly car allowance						$ 600
Employment agreement term						4 years
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage to be received of first $2 million of revenue									5.00%
First revenue amount on which 5% is to be received									$ 2
Additional payments made under the amendment									$ 17,344
Term extension of compensation agreement									4 years
Juniper, Florida Office and Warehouse [Member]
Operating Leased Assets [Line Items]
Rent expense									$ 132,756	$ 169,547
Monthly rent payment			$ 4,000	$ 3,600
Lease terms				1 year
Loss Contingency Invasion Of Privacy And Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							$ 200,000
Damages paid to plaintiff by insurance carrier								200,000
Loss contingency accrual, period increase (decrease)								$ (200,000)
Loss Contingency Breach Of Agreement [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded	$ 51,956				$ 500,000		841,000
Other income									$ 448,044
Loss Contingency Trespass Claim [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							5,000
Loss Contingency Civil Theft [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							200,000
Loss Contingency Civil Theft Law Enforced Settlement [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							$ 600,000
Stock Appreciation Rights (SARs) [Member] | Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and Former President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Immediately vested shares						800,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period						170,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period						190,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period						200,000
Cancelled options						250,000
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Immediately vested shares						200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period						200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period						200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period						200,000
Options granted, exercise price						$ 0.45
Term						10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						800,000